Organization and Description of Business	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business	Organization and Description of Business
Neurogene Inc. (formerly known as Neoleukin Therapeutics, Inc.) (the “Company” or “Neurogene”) is a clinical stage biotechnology company that is a result of the reverse merger discussed below. Pre-merger Neurogene Inc. was incorporated as a limited liability company in Delaware on January 26, 2018 and converted into a corporation on July 3, 2018, and has a principal place of business in New York, NY. The Company was formed to harness the power of gene therapy, combined with its EXACT gene regulation technology, to turn today’s complex devastating neurological diseases into treatable conditions. The Company’s first clinical-stage program to utilize the EXACT technology is NGN-401, which is under development for the treatment of Rett syndrome. Since beginning operations, the Company has devoted substantially all its efforts to research and development, recruiting management and technical staff, administration, and raising capital.
Reverse Merger and Pre-Closing Financing
On July 18, 2023, Neoleukin Therapeutics, Inc. entered into an Agreement and Plan of Merger (the “Merger Agreement”) with one of its wholly owned subsidiaries (“Merger Sub”) and Neurogene Inc. (“Neurogene OpCo”). Pursuant to the terms of the Merger Agreement, upon closing on December 18, 2023 (the “Closing”), Merger Sub merged with and into Neurogene OpCo, with Neurogene OpCo continuing as a wholly owned subsidiary of the Company and the surviving corporation of the merger (referred to herein as the “reverse merger”).
At the time of Closing (or immediately prior to, where indicated), the following also occurred:
•The Company changed its name from “Neoleukin Therapeutics, Inc.” to “Neurogene Inc.” and is referred to herein as the “Company.” Unless the context otherwise requires, references to “Neoleukin Therapeutics, Inc.” or “Neoleukin” refer to the Company prior to Closing.
•Immediately prior to Closing, Neoleukin effected a 1-for-4 reverse stock split (the “Reverse Stock Split”). Unless noted otherwise, all references herein to share and per share amounts reflect the Reverse Stock Split.
•All of the then outstanding shares of Neurogene OpCo Class A common stock were converted into 3,240,888 shares of the Company’s common stock, based on an exchange ratio of approximately 0.0756 (the “Exchange Ratio”).
•All of the then outstanding shares of Neurogene OpCo preferred stock were converted into 7,231,747 shares of the Company’s common stock, based on the Exchange Ratio. Refer to Note 12, Preferred Stock, for further detail on the conversion of Neurogene OpCo preferred stock.
•Each then outstanding Neurogene OpCo stock option was exchanged for an equivalent stock option of the Company, adjusted to reflect the Exchange Ratio as necessary.
•Each then outstanding Neurogene OpCo pre-funded warrant to purchase shares of Neurogene OpCo common stock was converted into a pre-funded warrant to purchase shares of the Company’s common stock, adjusted to reflect the Exchange Ratio as necessary. Refer to the discussion below for further detail on Neurogene OpCo pre-funded warrants.
Concurrently with the execution and delivery of the Merger Agreement, and in order to provide Neurogene OpCo with additional capital for its development programs, Neurogene OpCo entered into a subscription agreement (the “Subscription Agreement”) with certain investors. Pursuant to the terms of the Subscription Agreement, immediately prior to the Closing, Neurogene OpCo issued and sold to the investors: (i) 2,792,206 shares of Neurogene OpCo common stock and (ii) 1,811,739 pre-funded warrants, exercisable for 1,811,739 shares of Neurogene OpCo common stock, at a purchase price of approximately $20.63 per share or $20.63 per warrant, for an aggregate purchase price of approximately $95.0 million (the “Pre-Closing Financing”).
On December 18, 2023, immediately prior to Closing, Neoleukin entered into a contingent value rights agreement (the “CVR Agreement”) with a rights agent and the lease representative, pursuant to which holders of Neoleukin common stock or pre-funded warrants prior to Closing received one non-transferable contingent value right (each, a “CVR”) for each outstanding share of Neoleukin common stock held by such stockholder or warrant holder immediately prior to Closing. Holders of options to purchase Neoleukin common stock outstanding immediately prior to the effective time of the reverse merger who elect to exercise those options following the reverse merger will also receive one CVR for each share of Neoleukin common stock issued upon exercise of such option, subject to certain conditions set forth in the CVR Agreement. Each CVR represents the contractual right to receive (i) certain net savings, if any, realized by the Company by June 30, 2029 in connection with Neoleukin’s legacy lease obligations (the “Lease CVR”), including those related to Neoleukin’s sublease, entered into in October 2023, (ii) 100% of net proceeds, if any, derived from any consideration paid as a result of the sale of Neoleukin’s pre-merger legacy assets pursuant any agreements entered into before Closing, and 80% of net proceeds, if any, derived from any consideration paid as a result of the sale of Neoleukin’s pre-merger legacy assets pursuant any agreements entered into within one year after Closing (the “Intellectual Property CVR”), and (iii) certain net proceeds, if any, derived from Neoleukin’s anticipated sales tax refund from Washington State relating to tax returns filed by Neoleukin prior to Closing (the “Sales Tax CVR”). As of December 31, 2023, the Company has recorded approximately $0.3 million and $1.0 million to lease contingent value rights liability, current and lease contingent value rights liability, non-current, respectively, related to amounts that are probable and estimable under the Lease CVR as of December 31, 2023. As no other amounts related to the CVR Agreement were probable as of December 31, 2023, no contingencies for the Intellectual Property CVR or Sales Tax CVR have been recorded. Refer to Note 10, Commitments and Contingencies, for further discussion on the CVR components.
Based on the following factors, the Company determined under the Accounting Standards Codification (“ASC”) 805, Business Combinations, that the merger should be accounted for as a reverse asset acquisition:
•Neurogene OpCo stockholders owned approximately 84% of the voting rights in the Company, and thus had sufficient voting rights to exert influence over the Company.
•Neurogene OpCo designated a majority of the Company’s board of directors and maintained a majority of the composition of management.
•At the time of Closing, Neoleukin did not meet the definition of a business but it did represent a group of assets.
For further discussion on the reverse merger and the related accounting, refer to Note 4, Reverse Merger.